Fair Value of Financial Assets and Liabilities - Changes in Level 3 Financial Liabilities (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Opening balance		€ 87,142
Closing balance		110,874	€ 87,142
Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance		1,242	1,525
Effect of changes in accounting policy		4
Realised gain/loss recognised in the statement of profit or loss during the period1	[1]	(29)	(67)
Issue of liabilities		41	500
Early repayment of liabilities		(39)	(421)
Maturity/settlement		(38)	(187)
Transfers into Level 3		132	16
Transfers out of Level 3		(790)	(120)
Exchange rate differences			(4)
Changes in the composition of the group and other changes		2
Closing balance		525	1,242
Level 3 [member] | Trading liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance		1,073	1,378
Realised gain/loss recognised in the statement of profit or loss during the period1	[1]	(33)	(105)
Issue of liabilities		28	485
Early repayment of liabilities		(30)	(399)
Maturity/settlement		(37)	(187)
Transfers into Level 3		39	16
Transfers out of Level 3		(788)	(111)
Exchange rate differences			(4)
Changes in the composition of the group and other changes		2
Closing balance		253	1,073
Level 3 [member] | Non-trading derivatives liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance		68	24
Effect of changes in accounting policy		4
Realised gain/loss recognised in the statement of profit or loss during the period1	[1]		44
Issue of liabilities			1
Early repayment of liabilities			(1)
Changes in the composition of the group and other changes		(1)
Closing balance		71	68
Level 3 [member] | Financial liabilities designated as at fair value through profit and loss [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance		101	123
Realised gain/loss recognised in the statement of profit or loss during the period1	[1]	5	(6)
Issue of liabilities		13	14
Early repayment of liabilities		(9)	(21)
Maturity/settlement		(1)
Transfers into Level 3		93
Transfers out of Level 3		(1)	(9)
Closing balance		€ 200	€ 101

[1]	Net gains/losses were recorded in income from trading activities in continuing operations included herein as 'Valuation results and net trading income' in the statement of profit or loss. The total amount includes EUR (29) million of unrealised gains and losses recognised in the statement of profit or loss.